Deferred income tax assets and liabilities - Summary of Deferred Tax Recoverability (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 36,503	€ 30,592	€ 12,349
Deferred tax liabilities	(10,105)	(19,582)	(34,564)
Deferred tax assets to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,000	1,389	4,659
Deferred tax liabilities	(7,863)	(2,936)	(892)
Deferred tax assets to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,503	29,203	7,690
Deferred tax liabilities	€ (2,242)	€ (16,646)	€ (33,672)